Prospectus Supplement dated June 21, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco Structured Core Fund
The following information supersedes and replaces the portfolio manager information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus, as supplemented February 26, 2010.
“The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Ralph Coutant, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Lawson McWhorter, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 2005.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

•	Anne Unflat, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.
     More information on the portfolio managers may be found on the advisor’s website www.invesco.com. The Web site is not part of this prospectus.
     The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of their compensation structure and information regarding other accounts they manage.”
SCOR-SUP-1 062110

Prospectus Supplement dated June 21, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Multi-Sector Fund
Invesco Select Real Estate Income Fund
Invesco Structured Core Fund
Invesco Structured Growth Fund
Invesco Structured Value Fund
The following information supersedes and replaces the portfolio manager information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Structured Core” of the prospectus, as supplemented dated February 26, 2010.
•	“Ralph Coutant, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Lawson McWhorter, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 2005.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

•	Anne Unflat, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.”
ACST SUP-1 062110

Statement of Additional Information Supplement dated June 21, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Multi-Sector Fund
Invesco Select Real Estate Income Fund
Invesco Structure Core Fund
Invesco Structured Growth Fund
Invesco Structured Value Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Structured Core Fund” on page H-2 of the Statement of Additional Information. The following table reflects information as of December 31, 2009:

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Structured Core Fund
Ralph Coutant	None	5	$458.3	21	$1,379.6	109	$8,014.2
Lawson McWhorter	None	None	None	15	$1,076.7	85	$6,089.3
Glen Murphy[2]	None	5	$458.3	6	$302.9	24	$1,924.9
Anthony Shufflebotham	None	5	$458.3	21	$1,379.6	109	$8,014.2
Anne Unflat[3]	None	None	None	15	$1,076.7	85	$6,089.3”

[1]	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

[2]	Mr. Murphy began serving as portfolio manager of Invesco Structured Core Fund on February 26, 2010.

[3]	Ms. Unflat began serving as portfolio manager of Invesco Structured Core Fund on June 21, 2010.
ACST SUP-2 062110